LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
LONG-TERM DEBT
LONG-TERM DEBT

11. LONG-TERM DEBT

On April 23, 2008, the Company entered into an equipment loan and security agreement and a supplemental agreement (collectively known as the “Loan Agreement”) with independent third parties (the “Lenders”).

According to the Loan Agreement, the Lenders agreed to make term loans to the Company from time to time from the closing date of the Loan Agreement to the Termination Date (defined below) in an aggregate principal amount not exceeding US$10,000 (the “Commitment”). The Termination Date is the earlier of (i) the date the Lenders may terminate making loans or extending other credit pursuant to the rights of the Lenders in event of default, or (ii) December 31, 2008.

The Company can only use the loan to purchase eligible equipment, such as computer equipment, lab and shop equipment, test equipment, office equipment and other standard hardware.

The Lenders are entitled to receive a warrant instrument issued by the Company exercisable for a number of Series C Preferred Shares of the Company at an initial exercise price equal to US$0.081128308 per share, such number of shares having an aggregate exercise price equal to the sum of (i) US$350 (issued to the Lenders, equivalent to 4,314,154 shares in total immediately upon the execution of the Loan Agreement), and (ii) the product of (A) 0.035 and (B) the original principal amount of each equipment loan advanced to the Company by the Lenders.

In connection with the execution of the Loan Agreement, the Company issued a warrant to the Lenders which allow the Lenders to purchase 4,314,154 shares of the Company’s Series C Preferred Shares in April 2008, which was recognized as a liability at fair value with a corresponding asset recognized as issuance costs. The Company has amortized such issuance costs over the facility period of the Loan Agreement.

In May 2008, the Company borrowed RMB31,507 (US$4,500) and, in connection with the borrowing, issued a warrant to purchase 1,941,368 Series C Preferred Shares. Principal payments on the borrowing were made over a period of thirty-two months in equal, monthly installments, commencing after an initial four month period of interest-only monthly payments with no remaining balance outstanding as of December 31, 2011. Interest was charged at a fixed annual interest rate of 12% per annum.

In June 2008, the Company borrowed RMB9,688 (US$1,400). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 603,980 Series C Preferred Shares.

In September 2008, the Company borrowed RMB17,784 (US$2,600). In connection with this borrowing, the Company issued an additional warrant to the Lenders to purchase 1,121,680 Series C Preferred Shares.

In January 2009, the Company borrowed RMB5,333 (US$780) and RMB3,256 (US$476), respectively. In connection with these borrowings, the Company issued additional warrants to the Lenders to purchase 541,900 Series C Preferred Shares.

The principal for the borrowings made in June 2008, September 2008 and January 2009 is to be repaid in full over a period of thirty-six months in equal, monthly installments with no remaining balance outstanding as of December 31, 2011. Interest is charged at a fixed interest rate of 12% per annum.

On July 13, 2010, the Company entered into a working capital loan and security agreement and a supplemental agreement (collectively known as the “New Loan Agreement”) with independent third parties (the “V and VI Lenders”).

According to the New Loan Agreement, the V and VI Lenders agreed to make term loans to the Company from time to time from the closing date in an aggregate principal amount not exceeding US$10,000.

The Company or its wholly owned subsidiary, 1Verge Internet can use the loan for general corporate purposes. The V and VI Lenders are entitled to receive a warrant instrument issued by the Company exercisable into a number of Series E Preferred Shares or the next round of preferred shares of the Company at the share issue price, such number of shares having an aggregate exercise price equal to the sum of (i) US$250 and (ii) the product of (A) 0.05 and (B) the original principal amount of each working capital loan advanced to the Company by the V and VI Lenders. Since the Company has issued Series F Preferred Shares on September 9, 2010, the next round preferred shares referred to in the Loan Agreement should be the Series F Preferred Shares.

In July 2010, the Company borrowed RMB33,875 (US$5,000) under the New Loan Agreement. In connection with this borrowing, the Company issued a warrant, which was recognized as a liability at fair value, to the V and VI Lenders to purchase a number of Series E Preferred Shares or Series F Preferred Shares to be calculated at the pre-determined formula. The principal and interest is to be repaid in full over a period of thirty-two months in equal, monthly installments, commencing after an initial four-month period of interest-only monthly payments. Interest is charged at a fixed annual interest rate of 12% per annum. In connection with this borrowing, the outstanding long term loans amounted to RMB7,441 and RMB nil as of December 31, 2012 and 2013, respectively.

The New Loan Agreement expired on October 31, 2010 and the Company has not made new borrowings under this New Loan Agreement.

The total proceeds received for the loans is first allocated to warrants based on their fair values at the time of issuance, and the remaining value is allocated to the loans. Loan discounts are amortized over the contractual life of the loans using the effective interest method. Interest expense arising from the loans is reported in the consolidated statements of comprehensive loss.

Interest expense on these loans for the years ended December 31, 2011, 2012 and 2013 was RMB6,825, RMB3,534 and RMB545 (US$ 90), which include RMB3,496, RMB1,928 and RMB313 (US$52) of discount amortization, respectively. No interest expense has been capitalized in any periods presented. In July 2013, the Company repaid the remaining balance of these loans and there were no loans outstanding as of December 31, 2013.

Upon completion of the IPO in December 2010, all the warrants issued with the loans were exercised, Series C and Series E Preferred Shares were automatically converted into Class A ordinary shares and the carrying value of the warrant liability was reclassified to equity upon the exercise.